Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2015	2016
Current deferred tax assets:
Impairment of loss on long term investments	$—	$72
Less: valuation allowance	—	—

Current deferred tax assets, net	—	72

Non-current deferred tax assets:
Advertising expense	2,651	—
Net operating tax losses carry-forward	2,881	2,852
Impairment of on long term investments	—	208
Less: valuation allowance	(5,532)	(2,852)

Non-current deferred tax assets, net	$—	$208

Schedule of Reconciliation between Income Taxes Expense (Benefit) to (Loss) Income before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2014	2015	2016
Net (loss) income before provision for income tax	$(25,415)	$13,419	$146,915
PRC statutory tax rate	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	(6,354)	3,355	36,729
Permanent differences	99	(144)	(75)
Change in valuation allowance	4,560	(2,315)	(2,680)
Effect of income tax rate difference in other jurisdictions	1,695	2,754	7,941
Effect of tax holidays and preferential tax rates	—	(3,558)	(36,779)

Provision for income tax	$—	$92	$5,136